Valuation And Qualifying Accounts	12 Months Ended
Mar. 31, 2012
Valuation And Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

YEAR ENDED MARCH 31

	Balance at beginning of period	Additions charged to costs and expenses	Deductions(*1)	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2010:
Allowance for doubtful accounts	¥45,208	¥18,453	¥(22,569)	¥41,092

Fiscal year ended March 31, 2011:
Allowance for doubtful accounts	¥41,092	¥30,282	¥(25,467)	¥45,907

Fiscal year ended March 31, 2012:
Allowance for doubtful accounts	¥45,907	¥29,840	¥(27,391)	¥48,356

*1:	Primarily amounts written off.

	Balance at beginning of period	Additions	Deductions	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2010:
Valuation allowance—Deferred tax assets	¥301,022	¥22,392	¥(57,564)	¥265,850

Fiscal year ended March 31, 2011:
Valuation allowance—Deferred tax assets	¥265,850	¥48,496	¥(39,787)	¥274,559

Fiscal year ended March 31, 2012:
Valuation allowance—Deferred tax assets	¥274,559	¥19,816	¥(52,217)	¥242,158

Additions in the table above mainly consist of valuation allowances charged to expenses and those established for deferred tax assets recognized for subsidiaries acquired in purchase business combinations.